Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Investments [Line Items]
Fair Value, Assets Measured on Recurring Basis
	Fair Value Measurement Using Significant Other Observable Inputs (Level 2)
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Short-term investments	3,084,634	562,794	81,855
Long-term investments	394,923	52,441	7,627

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	—	—	—
Addition	—	1,547,135	225,022
Decrease		(457,564)	(66,550)
The change in fair value of the investments	—	10,509	1,528
Fair value of Level 3 investment at the end of the year	—	1,100,080	160,000

Schedule of Business Acquisitions by Acquisition, Contingent Consideration
The roll forward of contingent consideration for acquisitions is as below:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	39,344	38,116	5,544
Addition	—	10,382	1,509
Net change in fair value	5,572	(5,242)	(762)
Payment	(6,800)	(6,800)	(989)
Balance at the end of the year	38,116	36,456	5,302

Allowance for doubtful accounts
The following table summarized the details of the Group’s allowance for doubtful accounts:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at beginning of year	—	4,856	16,905	2,459
Addition	5,297	13,332	4,200	611
Reversal	—	—	(901)	(131)
Write-offs	(441)	(1,283)	—	—
Balance at end of period	4,856	16,905	20,204	2,939

Schedule of estimated useful lives of property and equipment	The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

Schedule of classification of share-based compensation expense
The Group recognized share-based compensation expense of RMB92,419, RMB98,675 and RMB68,738 for the years ended December 31, 2016, 2017 and 2018, respectively, which was classified as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	891	1,075	1,483	216
Research and product development	5,702	6,864	9,124	1,327
Sales and marketing	1,390	1,650	1,305	190
General and administrative	84,436	89,086	56,826	8,265
Total	92,419	98,675	68,738	9,998

New accounting pronouncement, the effect of the adoption of ASC 606
The following table presents the full retrospective impact of the above-described changes upon adoption of ASC 606 on the Group’s consolidated statements of operations for the year ended December 31, 2016:

	For the Year Ended December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Packaged tours	10,179,977	(32,829)	10,147,148
Others	385,603	15,497	401,100
Total revenues	10,565,580	(17,332)	10,548,248
Net revenues	10,548,273	(17,332)	10,530,941
Cost of revenues	(9,921,304)	29,568	(9,891,736)
Gross profit	626,969	12,236	639,205
Sales and marketing	(1,908,424)	8,027	(1,900,397)
Total operating expenses	(3,146,293)	8,027	(3,138,266)
Loss from operations	(2,519,324)	20,263	(2,499,061)
Loss before income tax expense	(2,444,306)	20,263	(2,424,043)
Net loss	(2,442,595)	20,263	(2,422,332)
Net loss attributable to noncontrolling interests	(15,470)	366	(15,104)
Net loss attributable to Tuniu Corporation	(2,427,091)	19,897	(2,407,194)
Net loss attributable to ordinary shareholders	(2,427,197)	19,897	(2,407,300)
Net loss	(2,442,595)	20,263	(2,422,332)
Comprehensive loss	(2,208,695)	20,263	(2,188,432)
Comprehensive loss attributable to noncontrolling interests	(15,470)	366	(15,104)
Comprehensive loss attributable to Tuniu Corporation	(2,193,191)	19,897	(2,173,294)
Net loss per share-basic and diluted	(6.50)	0.05	(6.45)

The following table presents the full retrospective impact of the above-described changes upon adoption of ASC 606 on the Group’s consolidated statements of cash flows for the year ended December 31, 2016:

	For the Year Ended December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(2,442,595)	20,263	(2,422,332)
Changes in operating assets and liabilities:
Accounts receivable	(76,810)	(15,337)	(92,147)
Accounts payable	78,768	55,041	133,809
Advances from customers	728,534	(59,967)	668,567

Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Fair Value, Assets Measured on Recurring Basis

	Fair Value Measurement Using Unobservable Inputs (Level 3)
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Short-term investments	—	255,237	37,123
Long-term investments	—	844,843	122,877
Contingent consideration for acquisitions - short term	26,925	25,692	3,756
Contingent consideration for acquisitions - long term	11,191	10,764	1,566

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements
The following assets, liabilities, revenues and loss of the Affiliated Entities were included in the consolidated financial statements as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	289,259	254,373	36,997
Restricted cash	90,854	261,559	38,042
Short-term investments	1,685,045	584,032	84,944
Accounts receivable, net	140,464	266,225	38,721
Intercompany receivables	1,595,225	499,276	72,617
Prepayments and other current assets	228,604	769,824	111,966
Yield enhancement products and accrued interest	21,337	—	—
Total current assets	4,050,788	2,635,289	383,287

Non-current assets
Long-term investments	501,227	1,022,453	148,710
Property and equipment, net	84,755	137,267	19,965
Intangible assets, net	95,550	85,388	12,419
Goodwill	137,074	137,074	19,937
Yield enhancement products over one year and accrued interest	170,505	—	—
Other non-current assets	27,258	66,335	9,648
Total non-current assets	1,016,369	1,448,517	210,679
Total assets	5,067,157	4,083,806	593,966

LIABILITIES
Current liabilities
Accounts and notes payable	629,707	1,251,543	182,029
Salary and welfare payable	157,440	82,254	11,963
Taxes payable	8,952	11,809	1,718
Advances from customers	1,145,306	998,041	145,159
Intercompany payable	4,966,577	5,141,083	747,740
Accrued expenses and other current liabilities	334,286	347,443	50,533
Amount due to the individual investors of yield enhancement products	177,971	—	—
Total current liabilities	7,420,239	7,832,173	1,139,142
Non-current liabilities	1,378,584	17,838	2,594
Total liabilities	8,798,823	7,850,011	1,141,736

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	10,562,269	1,954,746	1,524,924	221,791
Net loss	(2,034,208)	(348,755)	(29,031)	(4,222)
Net cash (used in)/provided by operating activities	(972,677)	(232,926)	31,282	4,550
Net cash used in investing activities	(208,278)	(1,021,286)	(465,029)	(67,636)
Net cash provided by financing activities	995,740	1,303,661	569,565	82,840